Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowances for credit loss gross up value	¥ 2,210	¥ 3,899
Total charge-offs	24,897	37,432	¥ 24,920
Allowance for Credit Losses	69,459	78,945
Provision for Credit Losses	3,939	16,021	0
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	2,372	4,040	¥ 1,789
Purchased loans | Financial asset acquired with credit deterioration
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	¥ 2,210	3,899
Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowances for credit loss gross up value		176,714
Allowances for credit loans with purchased credit deterioration amortised		¥ 176,714